Segment and geographic information (Schedule of Long Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Long lived assets	$ 14,737	$ 18,282
Israel
Segment Reporting Information [Line Items]
Long lived assets	13,714	16,175
U.S. and other
Segment Reporting Information [Line Items]
Long lived assets	$ 1,023	$ 2,107